Note 12 - d.1) Issuance of long-term debt, foreign (Detail) (Financing 1 [Member], USD $) In Millions	12 Months Ended
Dec. 31, 2010
Financing 1 [Member]
Company	Petrobras
Agency	China Development Bank
Contracted	$ 10,000
Used	7,000
Balance	$ 3,000
Description	Libor +2.8% p.a.